Premiums Receivable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Premiums Receivable
12	PREMIUMS RECEIVABLE
As at 31 December 2019, the carrying value of premiums receivable within one year was RMB17,205 million (as at 31 December 2018: RMB15,607 million).